Gains/(losses) on investments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Gains/(losses) on investments
5.	Gains/(losses) on investments

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Gain on disposal of other investments	2,108	—

	2,108	—

5.	(Losses)/gains on investments

	2021	2020	2019
	£	£	£
(Loss)/gain on disposal and restructuring of interests in joint ventures and associates	(452,591)	(57,208)	140,235
Gain on disposal of other investments	—	222,222	—

	(452,591)	165,014	140,235

The loss reported in 2021 includes a transaction of
£148,277 between equity holders in the group headed by Alvarium Investment (NZ) Limited which has had the impact of diluting the share of net assets of the investee held by the Group. The balance of £304,314 relates to the disposal of the group’s interests in Alvarium Media Finance.
The loss in the 2020 relates
to the Group reducing its holding in Alvarium Investment (NZ) Limited from
50
% to
46
%.
The gain reported on disposal and restructuring of interests in joint ventures and associates in 2019 related to an investment in an associate. The investee issued new shares to a third party which diluted the Company’s shareholding from 35.28% to 30.00%. The gain represents the Company’s share in the associate’s net asset uplift resulting from the new share issue, which were issued at a premium.